SHAREHOLDERS' EQUITY (Schedule of Option Activity by Price Range) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Outstanding
Number of options	1,713,553
Exercisable
Number of options	676,203
4.04-4.38 [Member]
Outstanding
Ranges of exercise price, minimum	$ 4.04
Ranges of exercise price, maximum	$ 4.38
Number of options	584,866
Weighted average remaining contractual life	2 years 11 months 27 days
Weighted average exercise price	$ 4.06
Exercisable
Number of options	308,421
Weighted average exercise price	$ 4.07
5.12-5.99 [Member]
Outstanding
Ranges of exercise price, minimum	$ 5.12
Ranges of exercise price, maximum	$ 5.99
Number of options	174,865
Weighted average remaining contractual life	2 years 8 months 27 days
Weighted average exercise price	$ 5.38
Exercisable
Number of options	140,363
Weighted average exercise price	$ 5.38
6.04-6.93 [Member]
Outstanding
Ranges of exercise price, minimum	$ 6.04
Ranges of exercise price, maximum	$ 6.93
Number of options	143,003
Weighted average remaining contractual life	1 year 2 months 27 days
Weighted average exercise price	$ 6.68
Exercisable
Number of options	99,669
Weighted average exercise price	$ 6.74
7.11-7.85 [Member]
Outstanding
Ranges of exercise price, minimum	$ 7.11
Ranges of exercise price, maximum	$ 7.85
Number of options	198,444
Weighted average remaining contractual life	2 years 5 months 23 days
Weighted average exercise price	$ 7.54
Exercisable
Number of options	91,083
Weighted average exercise price	$ 7.68
8.67 [Member]
Outstanding
Ranges of exercise price, minimum	$ 8.67
Ranges of exercise price, maximum	$ 8.67
Number of options	269,500
Weighted average remaining contractual life	4 years 1 month 2 days
Weighted average exercise price	$ 8.67
Exercisable
Number of options
Weighted average exercise price
9.14-9.98 [Member]
Outstanding
Ranges of exercise price, minimum	$ 9.14
Ranges of exercise price, maximum	$ 9.98
Number of options	77,500
Weighted average remaining contractual life	2 years 7 months 17 days
Weighted average exercise price	$ 9.68
Exercisable
Number of options	36,666
Weighted average exercise price	$ 9.48
10.23-10.65 [Member]
Outstanding
Ranges of exercise price, minimum	$ 10.23
Ranges of exercise price, maximum	$ 10.65
Number of options	141,000
Weighted average remaining contractual life	4 years 4 months 10 days
Weighted average exercise price	$ 10.42
Exercisable
Number of options
Weighted average exercise price
12.56-13.54 [Member]
Outstanding
Ranges of exercise price, minimum	$ 12.56
Ranges of exercise price, maximum	$ 13.54
Number of options	124,375
Weighted average remaining contractual life	4 years 7 months 17 days
Weighted average exercise price	$ 13.14
Exercisable
Number of options
Weighted average exercise price